LONG-TERM DEBT - Senior secured term credit facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2015	Dec. 31, 2018
Long-Term Debt
Callable gold and silver agreement	$ 150,000
Share value private placement	40,000
Interest expense		$ 56,834
Repayment of credit facility		$ 422,724
Credit facility
Long-Term Debt
Notional amount	350,000
Proceeds from credit facility	$ 350,000
Interest rate (as a percent)	7.50%
Extension period (in years)		1 year
Extension fee (as a percent of principal)		2.50%
Gain (loss) fair value of embedded derivatives		$ (132)
Interest expense		56,834
Repayment of credit facility		$ 422,724